Provisions, contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2021	103	20	11	134
Charged/(credited) to profit or loss:
Additional provisions recognised	115	7	2	124
Unused amounts reversed	(8)	(2)	(3)	(13)
Utilised during the period	(74)	(1)	(1)	(76)
Translation	1	—	—	1
As at 31 December 2022	137	24	9	170
Charged/(credited) to profit or loss:
Additional provisions recognised	78	1	24	103
Unused amounts reversed	(10)	(9)	(1)	(20)
Utilised during the period	(89)	(1)	(4)	(94)
Translation	—	—	—	—
As at 31 December 2023	116	15	28	159
Non-current	26	15	4	45
Current	90	—	24	114
As at 31 December 2023	116	15	28	159
(A)Other provisions primarily relate to property tax assessment provisions and legal reserves, and are not considered material to the consolidated financial statements.